Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Investments in Community Development and Tax-advantaged VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Investment carrying amount	$ 692,345	$ 678,318
Unfunded capital and other commitments	626,694	619,278
Variable Interest Entity, Not Primary Beneficiary, Community Development and Tax-Advantaged investments
Variable Interest Entity [Line Items]
Investment carrying amount	9,712	8,107
Unfunded capital and other commitments	5,761	5,032
Maximum exposure to loss	$ 9,338	$ 8,435